UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022


13F File Number: 28-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Bunyaner
Title:    Managing Member
Phone:   (212) 521-0981


Signature, Place and Date of Signing:


/s/ Michael Bunyaner         New York, New York                  5/14/03
----------------------       ---------------------           ----------------
     [Signature]                [City, State]                     [Date]



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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $106,574
                                         (thousands)


List of Other Included Managers:  None



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                                                        FORM 13F INFORMATION TABLE                                 3/31/2003

                                                          FAIR     SHARES/
                                              CUSIP       VALUE X  PRINCIPAL  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  NUMBER     ($1,000)  AMOUNT     PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                --------------  ------     --------  ------     --------  ----------  --------  ----    ------  ----
AMERICAN STANDARD COMPANIE    COMMON STOCK    029712106   2751      40000     SHR       SOLE                   40000   0      0
BJS WHOLESALE CLUB INC        COMMON STOCK    05548J106   3503     310000     SHR       SOLE                  310000   0      0
BERKSHIRE HATHAWAY INC DEL    COMMON STOCK    084670207   5449       2550     SHR       SOLE                    2550   0      0
CHESAPEAKE ENERGY CORP        COMMON STOCK    165167107   3380     430000     SHR       SOLE                  430000   0      0
QUEST DIAGNOSTICS INC         COMMON STOCK    74834L100   4477      75000     SHR       SOLE                   75000   0      0
ECHOSTAR COMMUNICATIONS CO    COMMON STOCK    278762109   3211     111200     SHR       SOLE                  111200   0      0
DEVON ENERGY CORP             COMMON STOCK    25179M103   2170      45000     SHR       SOLE                   45000   0      0
EATON CORP                    COMMON STOCK    278058102   2805      40100     SHR       SOLE                   40100   0      0
FASTENAL CO                   OPTIONS-PUT     3119003PE   1410      50000     PUTS      SOLE                   50000   0      0
GREATER BAY BANC              OPTIONS-CALL    3916483DC   1005      70000     CALLS     SOLE                   70000   0      0
GENERAL MILLS INC             COMMON STOCK    370334104   5056     111000     SHR       SOLE                  111000   0      0
H & R BLOCK INC               COMMON STOCK    093671105   5977     140000     SHR       SOLE                  140000   0      0
INTERGRAPH CORP               COMMON STOCK    458683109   8136     469200     SHR       SOLE                  469200   0      0
INTUIT INC                    COMMON STOCK    461202103   2232      60000     SHR       SOLE                   60000   0      0
LAMAR ADVERTISING CO-CL A     COMMON STOCK    512815101   2201      75000     SHR       SOLE                   75000   0      0
LEGGETT & PLATT INC           COMMON STOCK    524660107   3685     201600     SHR       SOLE                  201600   0      0
MGM Mirage                    COMMON STOCK    552953101   2486      85000     SHR       SOLE                   85000   0      0
MOHAWK INDUSTRIES INC         COMMON STOCK    608190104   3596      75000     SHR       SOLE                   75000   0      0
MUELLER INDUSTRIES INC        COMMON STOCK    624756102   2342      93800     SHR       SOLE                   93800   0      0
MICROSOFT CORP                COMMON STOCK    594918104   1937      80000     SHR       SOLE                   80000   0      0
MAYTAG CORP                   COMMON STOCK    578592107   1998     105000     SHR       SOLE                  105000   0      0
NABORS INDUSTRIES LTD         COMMON STOCK    G6359F103   6778     170000     SHR       SOLE                  170000   0      0
NORTHROP GRUMAN CORP          COMMON STOCK    666807102   3861      45000     SHR       SOLE                   45000   0      0
RENAISSANCERE HOLDINGS        COMMON STOCK    G7496G103   3805      95000     SHR       SOLE                   95000   0      0
GRUPO TMM S A DE CV           COMMON STOCK    40051D105   1170     297700     SHR       SOLE                  297700   0      0
THERMO ELECTRON CORP          COMMON STOCK    883556102   4578     252900     SHR       SOLE                  252900   0      0
TEXAS INSTRUMENTS INC         COMMON STOCK    882508104    982      60000     SHR       SOLE                   60000   0      0
TYCO INTERNATIONAL LTD NEW    COMMON STOCK    902124106   3858     300000     SHR       SOLE                  300000   0      0
USA NETWORKS INC              OPTIONS-CALL    9029843DE   1072      40000     CALLS     SOLE                   40000   0      0
USA NETWORKS INC              COMMON STOCK    902984103   2009      75000     SHR       SOLE                   75000   0      0
WACHOVIA CORP 2ND NEW COMM    COMMON STOCK    929903102   1755      51500     SHR       SOLE                   51500   0      0
WEATHERFORD INTERNATIONAL     COMMON STOCK    G95089101   3777     100000     SHR       SOLE                  100000   0      0
WILLIS GROUP HOLDINGS L       COMMON STOCK    G96655108   2161      78000     SHR       SOLE                   78000   0      0
YAHOO INC                     COMMON STOCK    984332106    961      40000     SHR       SOLE                   40000   0      0



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03105.0001 #404260